Stock-Based Compensation - Summary of Assumptions Used to Compute Fair Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price		$ 1.54
Exercise price		$ 1.04
Expected volatility	80.00%	53.61%
Expected volatility maximum	110.95%	55.30%
Risk-free interest rate	3.46%	1.95%
Risk-free interest rate maximum	4.31%	2.85%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 11.98
Exercise price	$ 11.98
Expected term (in years)	6 years 29 days	6 years 29 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock price	$ 8.38
Exercise price	$ 8.38
Expected term (in years)	5 years	5 years 11 months 8 days